Non-cash and other items (Tables)	12 Months Ended
Dec. 31, 2024
Non-cash and other items
Schedule of non-cash items and movement in operating assets and liabilities

	2024	2023	2022
	£m	£m	£m
Impairment losses	359	572	266
Depreciation and amortisation	1,058	934	833
Change in fair value taken to profit or loss of other financial assets	274	(584)	1,267
Change in fair value taken to profit or loss of other financial liabilities and subordinated liabilities	200	831	(2,400)
Foreign exchange recycling losses/(gains)	77	(484)	(5)
Elimination of foreign exchange differences	1,525	312	10
Income receivable on other financial assets	(2,459)	(1,415)	(585)
Loss on sale of other financial assets	21	44	172
Share of (profit)/loss of associates	(19)	9	30
(Gain)/loss on sale of other assets and net assets and liabilities	(23)	125	154
Interest payable on MRELs and subordinated liabilities	1,407	1,352	1,103
(Gain)/loss on redemption of own debt	—	(3)	161
Charges and releases on provisions	330	313	248
Change in fair value of cash flow hedges	1,494	1,021	(304)
Other non-cash items	35	59	48
Defined benefit pension schemes	86	122	205
Non-cash and other items	4,365	3,208	1,203
Change in operating assets and liabilities
Change in trading assets	(5,331)	327	14,991
Change in derivative assets	(373)	20,826	3,621
Change in settlement balance assets	5,146	(4,659)	(431)
Change in loans to banks	278	752	(202)
Change in loans to customers	(17,173)	(15,626)	(7,628)
Change in other financial assets	(92)	132	(328)
Change in other assets	133	(213)	(255)
Change in assets of disposal groups	106	412	(4,117)
Change in bank deposits	9,262	1,749	(5,838)
Change in customer deposits	2,113	(18,964)	(29,492)
Change in settlement balance liabilities	(4,916)	4,633	(56)
Change in trading liabilities	1,078	828	(11,790)
Change in derivative liabilities	(313)	(21,652)	(6,788)
Change in other financial liabilities	3,640	6,564	989
Change in notes in circulation	79	19	171
Change in other liabilities	(904)	(807)	(1,294)
Change in operating assets and liabilities	(7,267)	(25,679)	(48,447)